CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $)	Total	Ordinary shares	Additional paid-in capital	Subscription receivables	Retained earning (accumulated deficit)	Accumulated other comprehensive income	Noncontrolling interests	Comprehensive income (loss)
Balance at Dec. 31, 2008	$ 1,199,889,833	$ 32,327	$ 1,659,833,079		$ (533,969,347)	$ 71,887,984	$ 2,105,790
Balance (in shares) at Dec. 31, 2008		646,081,710
Issuance of ordinary shares pursuant to share option plans (in shares)		4,196,295
Issuance of ordinary shares pursuant to share option plans	2,074,025	210	5,155,541	(3,081,726)
Share issuance (in shares)		75,000,000
Share issuance	142,425,000	3,750	142,421,250
Share-based compensation expense	66,503,134		66,503,134
Changes in equity ownership on partial disposal of subsidiaries	2,231,504		1,391,800				839,704
Disposal of subsidiaries	(5,429,968)					(782,940)	(4,647,028)
Cumulative translation adjustments	(7,008,888)					(7,014,353)	5,465	(7,008,888)
Net income (loss)	(209,732,656)				(213,257,044)		3,524,388	(209,732,656)
Comprehensive income attributable to Focus Media Holding Limited Shareholders								(220,271,397)
Comprehensive income attributable to Noncontrolling interests								3,529,853
Balance at Dec. 31, 2009	1,190,951,984	36,287	1,875,304,804	(3,081,726)	(747,226,391)	64,090,691	1,828,319	(216,741,544)
Balance (in shares) at Dec. 31, 2009		725,278,005
Issuance of ordinary shares pursuant to share option plans (in shares)		12,910,550
Issuance of ordinary shares pursuant to share option plans	3,588,209	646	596,821	2,990,742
Stock repurchase(in share)		(60,253,930)
Share repurchase	(240,164,984)	(3,013)	(240,161,971)
Share-based compensation expense	45,591,618		45,591,618
Changes in equity ownership on partial disposal of subsidiaries	14,189,943		3,817,579			(2,901,251)	13,273,615
Disposal of subsidiaries	(21,002,037)					(4,729,725)	(16,272,312)
Cumulative translation adjustments	22,024,104					21,880,014	144,090	22,024,104
Net income (loss)	186,264,103				184,273,477		1,990,626	186,264,103
Comprehensive income attributable to Focus Media Holding Limited Shareholders								206,153,491
Comprehensive income attributable to Noncontrolling interests								2,134,716
Balance at Dec. 31, 2010	1,201,442,940	33,920	1,685,148,851	(90,984)	(562,952,914)	78,339,729	964,338	208,288,207
Balance (in shares) at Dec. 31, 2010		677,934,625
Issuance of ordinary shares pursuant to share option plans (in shares)		19,100,060
Issuance of ordinary shares pursuant to share option plans	3,063,332	955	2,971,393	90,984
Stock repurchase(in share)		(50,581,945)
Share repurchase	(216,341,129)	(2,529)	(216,338,600)
Share-based compensation expense	61,801,912		61,801,912
Noncontrolling interests arising from acquisition of subsidiaries	20,553,531						20,553,531
Changes in equity ownership on partial disposal of subsidiaries	(264,327)		33,783				(298,110)
Disposal of subsidiaries	(76,088)						(76,088)
Cumulative translation adjustments	40,188,890					39,815,355	373,535	40,188,890
Share of post-acquisition movements in equity investee's other comprehensive income	1,640,453					1,640,453		1,640,453
Net income (loss)	160,812,255				162,677,038		(1,864,783)	160,812,255
Comprehensive income attributable to Focus Media Holding Limited Shareholders								204,132,846
Comprehensive income attributable to Noncontrolling interests								(1,491,248)
Balance at Dec. 31, 2011	$ 1,272,821,769	$ 32,346	$ 1,533,617,339		$ (400,275,876)	$ 119,795,537	$ 19,652,423	$ 202,641,598
Balance (in shares) at Dec. 31, 2011		646,452,740